Accounts Payables and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payables and Accrued Expenses

NOTE 9 – ACCOUNTS PAYABLES AND ACCRUED EXPENSES

Accounts payables and accrued expenses consist of the following:

	September 30, 2019	December 31, 2018
Accounts payable	$935,432	$841,334
Accrued payroll	186,063	181,452
Accrued vacation	18,757	-
Accrued professional fees	257,994	296,518
Accrued board members fees	125,187	143,108
Accrued rent expense	307,769	618,120
Sales taxes payable (1)	224,717	297,160
Accrued interest	647,173	433,494
Accrued interest, related parties	1,795	-
Other accrued expenses	15,711	76,194
	$2,720,598	$2,887,380

(1)	See Note 13 – Commitments and Contingencies –Taxes for detailed related to delinquent sales taxes.

NOTE 9 – ACCOUNTS PAYABLES AND ACCRUED EXPENSES

Accounts payables and accrued expenses consist of the following:

	December 31,
	2018	2017
Accounts payable	$841,334	$1,425,281
Accrued payroll	181,452	150,709
Accrued vacation	-	93,477
Accrued professional fees	296,518	318,379
Accrued board members fees	143,108	31,500
Accrued rent expense	618,120	284,999
Sales taxes payable (1)	297,160	355,692
Accrued interest	249,535	24,275
Accrued interest, Related parties	183,959	-
Other accrued expenses	76,194	25,881
	$2,887,380	$2,710,193

(1)	See Note 16 – Commitments and Contingencies –Taxes for detailed related to delinquent sales taxes.